Environmental Liabilities	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Environmental Liabilites

26.	ENVIRONMENTAL LIABILITIES

As at,	December 31, 2025	December 31, 2024

The carrying amount of Environmental liabilities in respect of:

The Company’s Operation Site	$34.8	$33.3
Northern Ontario mine sites owned by Old Steelco Inc.	4.2	4.2

	$39.0	$37.5

Current portion	$4.7	$4.2
Long-term portion	34.3	33.3

	$39.0	$37.5

On November 30, 2018, the Company entered into agreements with the Province of Ontario, through the Ministry of the Environment, Conservation and Parks and the Ministry of Energy, Northern Development and Mines. These agreements relate to the Company’s operation site, and certain Northern Ontario mine sites owned by Old Steelco Inc., and not purchased by the Company. These agreements limit the Company’s obligations with respect to legacy environmental contamination, and impose certain risk management, risk mitigation, site remediation and funding obligations on the Company. The Company recognizes the present value of these environmental liabilities over 20 years commencing November 2018. Based on management’s review of the discount rate, at December 31, 2025, the discount rate was changed from 7.3% to 6.7% resulting in an increase in environmental liability of $1.2 million. Based on management’s review of the discount rate, at December 31, 2024, the discount rate was changed from 7.4% to 7.3% resulting in a decrease in environmental liability of $1.7 million.

At December 31, 2025, the Company has provided letters of credit totalling of $16.6 million (December 31, 2024 - $14.5 million) to the Ministry of Energy, Northern Development and Mines; $16.4 million in respect of the Company’s operation site (December 31, 2024 - $14.3 million) and $0.2 million (December 31, 2024 - $0.2 million) in respect of certain Northern Ontario mine sites owned by Old Steelco Inc. Letters of credit are disclosed in Note 13 and Note 18.
Reconciliation of Environmental liabilities

	The Company’s Operation Site	Northern Ontario mine sites owned by Old Steelco Inc.	Total

Balance at March 31, 2024	$33.8	$4.5	$38.3

Payments	(2.7)	(0.5)	(3.2)

Accretion of discount	3.7	0.4	4.1

Revaluation for change in discount rate	(1.5)	(0.2)	(1.7)

Balance at December 31, 2024	$33.3	$4.2	$37.5

Payments	(2.0)	(0.5)	(2.5)

Accretion of discount	2.5	0.3	2.8

Revaluation for change in discount rate	1.0	0.2	1.2

Balance at December 31, 2025	$34.8	$4.2	$39.0